Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 660	$ 596
Less: accumulated depreciation and amortization	572	506
Property and equipment, net	88	90
Depreciation and amortization	571	388
Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	200	136
Capitalized software
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 460	$ 460